ACCOUNTS RECEIVABLE (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Ending balance, December 31	$ 818,000	$ 857,000	$ 2,636,000
Beginning balance, January 1	857,000	2,636,000
Open World Ltd. [Member]
Gross accounts receivable, beginning balance	2,559,072	14,804,519
Additions / new contracts	2,928,696	26,652,008	39,749,349
Settlements	(2,244,409)	(22,636,869)	(24,617,356)
Net change in fair value of receivables	(367,015)	(11,711,086)	(2,722,651)
Change in revenue contract		(4,549,500)
Allowance for doubtful accounts		(422,943)	(869,906)
Gross accounts receivable, ending balance	2,876,344	2,559,072	14,804,519
Allowance for doubtful accounts, beginning balance	(1,292,849)	(869,906)
Provision for expected credit losses	(19,409)	(422,943)
Allowance for doubtful accounts, ending balance	(1,312,258)	(1,292,849)	(869,906)
Ending balance, December 31	1,564,086	1,266,223	13,934,613
Beginning balance, January 1	$ 1,266,223	$ 13,934,613	$ 2,395,177